Interest in Entities - Summary of Subsidiaries with Participation of Non-Controlling Shareholders (Detail) - USD ($) $ in Millions		12 Months Ended
	Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Disclosure of subsidiaries [line items]
Embraer Group interest	52.80%
Non-controlling interest		$ 107.1	$ 112.6	$ 96.9	$ 96.9
Comprehensive income		$ (130.0)	$ (675.9)	$ (327.8)
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Country		Portugal	Portugal	Portugal
Embraer Group interest		65.00%	65.00%	65.00%
Non-controlling interest (percentage)		35.00%	35.00%	35.00%
Non-controlling interest		$ 54.0	$ 60.5	$ 53.9
Comprehensive income		$ (4.2)	$ 3.9	$ 3.0
Embraer CAE Training Services Ltd [member]
Disclosure of subsidiaries [line items]
Country			United Kingdon	United Kingdom
Embraer Group interest			51.00%	51.00%
Non-controlling interest (percentage)			49.00%	49.00%
Visiona Tecnologia Espacial S.A. [Member]
Disclosure of subsidiaries [line items]
Country		Brazil	Brazil	Brazil
Embraer Group interest		51.00%	51.00%	51.00%
Non-controlling interest (percentage)		49.00%	49.00%	49.00%
Non-controlling interest		$ 15.8	$ 17.3	$ 20.0
Comprehensive income		$ (2.4)	$ (1.7)	$ (0.5)
Embraer CAE Training Services [Member]
Disclosure of subsidiaries [line items]
Country		United States of America	United States of America	United States of America
Embraer Group interest		51.00%	51.00%	51.00%
Non-controlling interest (percentage)		49.00%	49.00%	49.00%
Non-controlling interest		$ 27.3	$ 22.9	$ 23.0
Comprehensive income		$ 8.9	$ 6.0	$ 10.2
Tempest Servicos de Informatica SA [Member]
Disclosure of subsidiaries [line items]
Country		Brazil	Brazil
Embraer Group interest		61.00%	61.00%
Non-controlling interest (percentage)		39.00%	39.00%
Non-controlling interest		$ 10.0	$ 11.9
Comprehensive income		$ (1.1)	$ 0.3